Cover	Jan. 27, 2025
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance California Municipal Income Trust
Entity Central Index Key	0001074692
Eaton Vance Municipal Income Trust [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Municipal Income Trust
Entity Central Index Key	0001074540